Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities

	2013	2012

Net tax loss carry forwards	$11,982,779	$2,358,000
Stock based compensation	2,805,860	1,549,000
Provision for warrant liability	606,800	--
Allowance for advanced commission	158,158	--
Intangible assets/goodwill	248,741	--
Deferred rent	2,691	--
Amortization of debt discount	--	21,000
Derivative liability	(735,824)	--
Property and equipment	(833,294)	(98,000)
Tax credit carry forward	379,000	255,000
	14,614,911	4,085,000
Valuation allowance	(14,614,911)	(4,085,000)
Non current deferred income tax assets	$--	$--

Summary of reconciliation of federal statutory income tax rate and effective income tax rate

	For the Year Ended December 31,:
	2013	2012
Federal statutory income tax rate	35.0%	35.0%
State taxes net of federal benefit	--	--
	35	35
Permanent differences	(1.71)	0.61
Change in valuation allowance on net deferred tax assets	(33.29)	(35.61)
Effective income tax rate	0.00%	0.0%